Property and Equipment (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following as of:
	September 30, 2021	December 31, 2020
	(in thousands)
Computer equipment and software	$7,259	$5,455
Furniture and fixtures	3,926	3,728
Leasehold improvements	12,037	11,886
Total property and equipment	23,222	21,069
Less accumulated depreciation	(9,142)	(6,364)
Property and equipment, net	$14,080	$14,705

Property and equipment consisted of the following as of December 31, 2020 and 2019:
	2020	2019
	in thousands
Computer equipment and software	$5,455	$3,103
Furniture and fixtures	3,728	2,524
Leasehold improvements	11,886	8,461
Total property and equipment	21,069	14,088
Less accumulated depreciation	(6,364)	(2,388)
Property and equipment, net	$14,705	$11,700